Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 23, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	€ 186	€ 192
Expense relating to low value and short-term leases	29	24
Value of lease extension and termination options, right-of-use assets	26	17
Expense relating to variable lease payments not included in measurement of lease liabilities	€ 129	€ 157
Coca-Cola Beverages Philippines, Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			€ 8